INCOME TAX (Details Narrative)		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Effective income tax rate	16.50%	16.50%	16.50%	16.50%
Effective enacted income tax rate	8.25%
Assessable profits	$ 2,000,000
Tax loss carryforwards					$ 582,005	$ 4,545,983
Tax recoverable		$ 0	$ 587,834
Tax payables						$ 0